Fair Value Of Financial Instruments (Tables)	12 Months Ended
Sep. 30, 2013
Fair Value Of Financial Instruments [Abstract]
Schedule Of Fair Value Assets Measured On A Recurring Basis

	September 30, 2013
		Quoted Prices	Significant	Significant
		in Active Markets	Other Observable	Unobservable
	Carrying	for Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)(1)
	(Dollars in thousands)
AFS Securities:
GSE debentures	$702,228	$--	$702,228	$--
MBS	363,964	--	363,964	--
Municipal bonds	1,352	--	1,352	--
Trust preferred securities	2,423	--	--	2,423
	$1,069,967	$--	$1,067,544	$2,423

	September 30, 2012
		Quoted Prices	Significant	Significant
		in Active Markets	Other Observable	Unobservable
	Carrying	for Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)(2)
	(Dollars in thousands)
AFS Securities:
GSE debentures	$861,724	$--	$861,724	$--
MBS	540,306	--	540,306	--
Municipal bonds	2,516	--	2,516	--
Trust preferred securities	2,298	--	--	2,298
	$1,406,844	$--	$1,404,546	$2,298

(1)

The Company’s Level 3 AFS securities had no activity from September 30, 2012 to September 30, 2013, except for principal repayments of $424 thousand and reductions in net unrealized losses recognized in other comprehensive income.  Reductions in net unrealized losses included in other comprehensive income for the year ended September 30, 2013 were $276 thousand.

(2)

The Company’s Level 3 AFS securities had no activity from September 30, 2011 to September 30, 2012, except for principal repayments of $996 thousand and reductions in net unrealized losses recognized in other comprehensive income.  Reductions in net unrealized losses included in other comprehensive income for the year ended September 30, 2012 were $78 thousand.

Schedule Of Fair Value Assets Measured On A Nonrecurring Basis

	September 30, 2013
		Quoted Prices	Significant	Significant
		in Active Markets	Other Observable	Unobservable
	Carrying	for Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
	(Dollars in thousands)
Loans individually evaluated for impairment	$27,327	$--	$--	$27,327
OREO	3,882	--	--	3,882
	$31,209	$--	$--	$31,209

	September 30, 2012
		Quoted Prices	Significant	Significant
		in Active Markets	Other Observable	Unobservable
	Carrying	for Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
	(Dollars in thousands)
Loans individually evaluated for impairment	$26,890	$--	$--	$26,890
OREO	8,047	--	--	8,047
	$34,937	$--	$--	$34,937

Schedule Of Carrying Amounts And Estimated Fair Values Of Financial Instruments

	2013		2012
		Estimated		Estimated
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
	(Dollars in thousands)
Assets:
Cash and cash equivalents	$113,886	$113,886	$141,705	$141,705
HTM securities	1,718,023	1,741,846	1,887,947	1,969,899
Loans receivable	5,958,868	6,132,239	5,608,083	5,978,872
BOLI	59,495	59,495	58,012	58,012
Capital stock of FHLB	128,530	128,530	132,971	132,971
Liabilities:
Deposits	4,611,446	4,646,263	4,550,643	4,607,732
FHLB borrowings	2,513,538	2,599,749	2,530,322	2,701,142
Other borrowings	320,000	333,749	365,000	388,761